PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 2,526	$ 2,338
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	2,490	2,311
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	1,448	1,310
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	928	884
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	114	117
Provisions for social plans (non-current)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 36	$ 27